Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [text block] [Abstract]
Schedule of consolidated operations
	2020
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	201,944	246,011	19,318	467,273	-	467,273
Reinsurer’s share of insurance premiums	(37,582)	(91,281)	-	(128,863)	-	(128,863)
Net written premiums	164,362	154,730	19,318	338,410	-	338,410
Net change in unearned premiums	(26,567)	(27,901)	(426)	(54,894)	-	(54,894)
Net premiums earned	137,795	126,829	18,892	283,516	-	283,516

Underwriting deductions
Net policy acquisition expenses	(26,252)	(25,143)	(3,095)	(54,490)	-	(54,490)
Net claims and claims adjustment expenses	(87,989)	(57,401)	(6,282)	(151,672)	-	(151,672)
Net underwriting results	23,554	44,285	9,515	77,354	-	77,354

General and administrative expenses	-	-	-	-	(46,923)	(46,923)
Net investment income	-	-	-	-	9,967	9,967
Share of loss from associates	-	-	-	-	(1,479)	(1,479)
Impairment loss on insurance receivables	-	-	-	-	(2,861)	(2,861)
Other revenues	-	-	-	-	372	372
Other expenses	-	-	-	-	(1,892)	(1,892)
Listing related expenses	-	-	-	-	(3,366)	(3,366)
Gain on foreign exchange	-	-	-	-	2,572	2,572
Profit (loss) before tax	23,554	44,285	9,515	77,354	(43,610)	33,744
Income tax	-	-	-	-	(2,075)	(2,075)
Profit for the year	23,554	44,285	9,515	77,354	(45,685)	31,669
	2019
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	142,156	189,150	17,986	349,292	-	349,292
Reinsurer’s share of insurance premiums	(22,227)	(74,912)	-	(97,139)	-	(97,139)
Net written premiums	119,929	114,238	17,986	252,153	-	252,153
Net change in unearned premiums	(23,540)	(12,822)	(247)	(36,609)	-	(36,609)
Net premiums earned	96,389	101,416	17,739	215,544	-	215,544

Underwriting deductions
Net policy acquisition expenses	(21,259)	(21,181)	(2,996)	(45,436)	-	(45,436)
Net claims and claims adjustment expenses	(58,799)	(44,726)	(14,538)	(118,063)	-	(118,063)
Net underwriting results	16,331	35,509	205	52,045	-	52,045

General and administrative expenses	-	-	-	-	(39,266)	(39,266)
Net investment income	-	-	-	-	13,374	13,374
Share of loss from associates	-	-	-	-	(376)	(376)
Impairment loss on insurance receivables	-	-	-	-	(629)	(629)
Other revenues	-	-	-	-	1,428	1,428
Other expenses	-	-	-	-	(2,195)	(2,195)
Listing related expenses	-	-	-	-	(4,832)	(4,832)
Gain on foreign exchange	-	-	-	-	5,704	5,704
Profit (loss) before tax	16,331	35,509	205	52,045	(26,792)	25,253
Income tax	-	-	-	-	(1,688)	(1,688)
Profit for the year	16,331	35,509	205	52,045	(28,480)	23,565
	2018
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Underwriting revenues
Gross written premiums	91,472	192,327	17,819	301,618	-	301,618
Reinsurer’s share of insurance premiums	385	(98,573)	-	(98,188)	-	(98,188)
Net written premiums	91,857	93,754	17,819	203,430	-	203,430
Net change in unearned premiums	(21,913)	1,819	(27)	(20,121)	-	(20,121)
Net premiums earned	69,944	95,573	17,792	183,309	-	183,309

Underwriting deductions
Net policy acquisition expenses	(16,113)	(22,801)	(3,050)	(41,964)	-	(41,964)
Net claims and claims adjustment expenses	(37,393)	(36,476)	(11,418)	(85,287)	-	(85,287)
Net underwriting results	16,438	36,296	3,324	56,058	-	56,058

General and administrative expenses	-	-	-	-	(35,351)	(35,351)
Net investment income	-	-	-	-	10,310	10,310
Share of loss from associates	-	-	-	-	(886)	(886)
Impairment loss on insurance receivables	-	-	-	-	(472)	(472)
Other revenues	-	-	-	-	903	903
Other expenses	-	-	-	-	(1,586)	(1,586)
Loss on foreign exchange	-	-	-	-	(3,372)	(3,372)
Profit (loss) before tax	16,438	36,296	3,324	56,058	(30,454)	25,604
Income tax	-	-	-	-	(62)	(62)
Profit for the year	16,438	36,296	3,324	56,058	(30,516)	25,542

Schedule of non-current operating assets information by geography
	2020	2019
	USD ‘000	USD ‘000
Middle East	34,631	40,581
North Africa	72	25
UK	3,112	1,622
Asia	75	105
	37,890	42,333